RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 176	$ 263	$ 211
Lease expense	411	379	480
Revenues derived from a related party	33	37	74
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	11	11	16
Revenues derived from a related party	$ 33	33	29
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	12.30%
Lease expense	$ 56	56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	9	30	0
Mer & Co. (1982) Ltd. [Member]
Related Party Transaction [Line Items]
Revenues derived from a related party	$ 0	4	$ 45
Athena Ltd. [Member]
Related Party Transaction [Line Items]
Amount of related party transaction		$ 65